BACKGROUND AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2022
Background and Basis of Presentation [Abstract]
BACKGROUND AND BASIS OF PRESENTATION
Basis of preparation

Authorization of consolidated financial statements and compliance with International Financial Reporting Standards

These consolidated financial statements of Ferrari N.V. were authorized for issuance by the Board of Directors on February 24, 2023.

The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), as well as IFRS as adopted by the European Union. There is no effect on these consolidated financial statements resulting from differences between IFRS as issued by the IASB and IFRS as adopted by the European Union. The designation IFRS also includes International Accounting Standards (“IAS”) as well as the interpretations of the International Financial Reporting Interpretations Committee (“IFRIC” and “SIC”).

The consolidated financial statements are prepared on a going concern basis and applying the historical cost method, modified as required by IFRS for the measurement of certain financial instruments, which are generally measured at fair value.

The Group’s presentation currency is the Euro, which is also the functional currency of the Company, and unless otherwise stated amounts are presented in thousands of Euro.